Unaudited Interim Condensed Consolidated Statements of Profit or Loss And Other Comprehensive Income	9 Months Ended
	Sep. 30, 2025 MYR (RM) RM / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 MYR (RM) RM / shares shares
Total revenue	RM 63,765,238	$ 15,147,576	RM 32,359,976
Total cost of sales	(48,435,188)	(11,505,889)	(25,422,507)
Gross profit	15,330,050	3,641,687	6,937,469
Selling and administrative expenses	(2,971,316)	(705,843)	(1,454,482)
Selling and administrative expenses from related parties	(778,567)	(184,950)	(559,382)
Income from operations before income tax	11,580,167	2,750,894	4,923,605
Other income	1,236,009	293,617	214,114
Finance costs	(190,716)	(45,305)	(193,434)
Profit before income tax	12,625,460	2,999,206	4,944,285
Income tax expense	(1,646,846)	(391,212)	(1,580,764)
Net Profit for the period, representing total comprehensive income for the period	10,978,614	2,607,994	3,363,521
Profit attributable to:
Equity owners of the Company	10,829,660	2,572,610	3,228,979
Non-controlling interests	148,954	35,384	134,542
Total	RM 10,978,614	$ 2,607,994	RM 3,363,521
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	12,750,000	12,750,000	10,800,000
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	12,750,000	12,750,000	10,800,000
Basic Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.8494	$ 0.2018	RM 0.299
Diluted Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.8494	$ 0.2018	RM 0.299
Revenue
Total revenue	RM 63,765,238	$ 15,147,576	RM 32,359,976
Cost of sales
Total cost of sales	RM (48,435,188)	$ (11,505,889)	RM (25,422,507)